Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Schedule Of General And Administrative Costs With Related Parties
				Net balance receivable (payable)
	Years ended December 31,			as at December 31,
	2021	2020	2019	2021	2020

Key management compensation:
Executive salaries and remuneration (1)	$567	$562	$455	$126	$118
Severance	-	-	90	-	-
Directors fees	26	33	20	-	-
Share-based payments	929	148	101	-	-
	$1,522	$743	$666	$126	$118

Net office, sundry, rent and salary allocations recovered from (incurred to) company sharing a common director (2)	$8	$5	$4	$1	$1